Income tax - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Examination [Line Items]
Change in valuation allowance	$ 32.3
Operating loss carryforwards, subject to expiration	0.2
Domestic Tax Authority
Income Tax Examination [Line Items]
Federal and state net operating loss	126.2
State and Local Jurisdiction
Income Tax Examination [Line Items]
Federal and state net operating loss	184.9
Accrued Liabilities And Other Liabilities
Income Tax Examination [Line Items]
Net deferred tax liability	$ 1.8